Schedule of Investments (unaudited)
October 31, 2024
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 5.9%
BYD Co. Ltd., Class H	11,071,000	$399,869,070
Great Wall Motor Co. Ltd., Class H	24,303,000	38,646,125
Li Auto Inc., Class A(a)	11,282,700	141,880,943
		580,396,138
Banks — 19.8%
Agricultural Bank of China Ltd., Class H	322,041,000	158,233,601
Bank of China Ltd., Class H	833,617,000	395,659,413
Bank of Communications Co. Ltd., Class H	76,269,200	57,765,131
China CITIC Bank Corp. Ltd., Class H	97,627,000	60,845,603
China Construction Bank Corp., Class H	755,284,320	586,279,240
China Everbright Bank Co. Ltd., Class H	32,379,000	10,944,703
China Merchants Bank Co. Ltd., Class H	39,643,438	193,996,141
China Minsheng Banking Corp. Ltd., Class H	66,849,600	24,829,182
Industrial & Commercial Bank of China Ltd., Class H	664,579,995	398,652,338
Postal Savings Bank of China Co. Ltd., Class H(b)	113,557,000	65,213,643
		1,952,418,995
Beverages — 0.7%
Nongfu Spring Co. Ltd., Class H(b)	18,291,400	68,151,103
Biotechnology — 1.3%
BeiGene Ltd.(a)	8,176,900	128,782,517
Broadline Retail — 14.2%
Alibaba Group Holding Ltd.	69,628,200	851,713,493
JD.com Inc., Class A	26,726,600	541,994,800
		1,393,708,293
Capital Markets — 0.6%
CITIC Securities Co. Ltd., Class H	17,192,700	47,483,497
CSC Financial Co. Ltd., Class H(b)(c)	9,454,000	11,274,630
		58,758,127
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	42,489,000	21,202,804
Diversified Telecommunication Services — 0.7%
China Tower Corp. Ltd., Class H(b)	489,206,000	66,008,986
Entertainment — 3.1%
NetEase Inc.	18,679,600	300,532,209
Hotels, Restaurants & Leisure — 14.5%
Meituan, Class B(a)(b)	44,539,820	1,052,492,458
Trip.com Group Ltd.(a)	5,838,300	375,720,713
		1,428,213,171
Household Durables — 1.3%
Haier Smart Home Co. Ltd., Class A	24,144,400	87,625,444
Midea Group Co. Ltd.(a)(c)	3,754,400	35,278,543
		122,903,987
Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H(b)	116,861,000	42,004,285
Industrial Conglomerates — 0.8%
CITIC Ltd.	66,679,000	78,321,798
Insurance — 8.2%
China Life Insurance Co. Ltd., Class H	77,982,000	165,301,638
China Pacific Insurance Group Co. Ltd., Class H	27,048,600	93,935,813
People's Insurance Co. Group of China Ltd. (The), Class H	85,935,000	43,376,056
PICC Property & Casualty Co. Ltd., Class H	70,636,000	107,152,670
Security	Shares	Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class H	64,583,500	$400,145,139
		809,911,316
Interactive Media & Services — 12.5%
Baidu Inc., Class A(a)	23,286,600	265,719,226
Kuaishou Technology(a)(b)	29,502,900	173,860,831
Tencent Holdings Ltd.	15,187,700	791,918,407
		1,231,498,464
Life Sciences Tools & Services — 0.2%
WuXi AppTec Co. Ltd., Class H(b)(c)	3,468,952	23,069,666
Machinery — 0.3%
CRRC Corp. Ltd., Class H	42,130,000	27,269,422
Marine Transportation — 0.4%
Cosco Shipping Holdings Co. Ltd., Class H	29,549,600	43,761,042
Metals & Mining — 1.7%
CMOC Group Ltd., Class H	41,352,000	34,229,691
Zijin Mining Group Co. Ltd., Class H	62,744,000	133,649,224
		167,878,915
Oil, Gas & Consumable Fuels — 5.4%
China Coal Energy Co. Ltd., Class H	21,984,000	27,424,563
China Petroleum & Chemical Corp., Class H	255,404,600	143,866,929
China Shenhua Energy Co. Ltd., Class H	35,378,000	153,183,946
PetroChina Co. Ltd., Class H	218,016,000	163,711,280
Yankuang Energy Group Co. Ltd., Class H	32,602,000	42,419,978
		530,606,696
Real Estate Management & Development — 1.0%
China Resources Land Ltd.	28,861,833	96,208,996
Specialty Retail — 0.1%
China Tourism Group Duty Free Corp. Ltd.(b)(c)	1,145,100	7,819,213
Technology Hardware, Storage & Peripherals — 5.1%
Xiaomi Corp., Class B(a)(b)	146,081,600	501,044,705
Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.	13,127,800	140,115,403
Total Long-Term Investments — 99.8% (Cost: $10,299,699,958)		9,820,586,251
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	44,001,896	44,032,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	6,070,000	6,070,000
Total Short-Term Securities — 0.5% (Cost: $50,100,194)		50,102,697
Total Investments — 100.3% (Cost: $10,349,800,152)		9,870,688,948
Liabilities in Excess of Other Assets — (0.3)%		(32,403,429)
Net Assets — 100.0%		$9,838,285,519

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® China Large-Cap ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,232,848	$32,798,068 (a)	$—	$969	$812	$44,032,697	44,001,896	$220,083 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,100,000	1,970,000 (a)	—	—	—	6,070,000	6,070,000	38,493	—
				$969	$812	$50,102,697		$258,576	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	474	11/28/24	$13,349	$(203,447)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$35,278,543	$9,785,307,708	$—	$9,820,586,251
Short-Term Securities
Money Market Funds	50,102,697	—	—	50,102,697
	$85,381,240	$9,785,307,708	$—	$9,870,688,948
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(203,447)	$—	$(203,447)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.